Environmental, Contingencies And Commitments (Estimated Future Minimum Rental Expenses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Environmental, Contingencies And Commitments [Abstract]
2012	$ 13.1
2013	10.0
2014	8.9
2015	7.6
2016	7.2
Thereafter	17.1
Total minimum lease payments	$ 63.9